CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating Activities
Net income (loss)	$ 46,604	$ (21,563)	$ 98,385	$ 41,384
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			97,827	42,537
Incremental charges on purchase accounting valuation of biological assets and inventory	5,520	29,180	40,464	29,180
Asset write-offs and net gain on sale of assets			(9,075)	0
Net gain on financial instruments			(1,482)	(2,795)
Stock-based compensation expense			3,118	0
Equity method earnings		(62)	(4,028)	(36,998)
Net (gain) loss on disposal of businesses	0	2,134	(242)	595
Amortization of debt discounts and debt issuance costs			4,546	904
(Benefit) provision for deferred income taxes and other tax-related liabilities			(49,823)	221
Pension and other postretirement benefit plan benefit cost			482	232
Fair value movement on contingent consideration	23	30	64	1,130
Dividends received from equity method investees			7,632	10,715
Net gain on acquisitions and disposals of equity method investments			0	(7,020)
Other			(617)	859
Changes in operating assets and liabilities:
Receivables, net of allowances			(35,896)	(120,091)
Inventories			(60,647)	(50,454)
Operating lease liabilities			3,703	6,055
Accrued and other current and long-term liabilities			27,144	64,286
Cash flow provided by (used in) operating activities			121,555	(19,260)
Investing Activities
Sales of assets			27,764	13,869
Capital expenditures			(66,582)	(32,790)
Acquisitions, net of cash acquired			(4,886)	99,733
Insurance proceeds			2,278	10,217
Purchases of investments			(414)	(1,186)
Investments in unconsolidated affiliates			(801)	(909)
Proceeds from sale of investments in unconsolidated affiliates			0	10,607
Other			25	(1,343)
Cash flow (used in) provided by investing activities			(42,616)	98,198
Financing Activities
Proceeds from borrowings and overdrafts			1,008,423	1,714,671
Repayments on borrowings and overdrafts			(1,050,928)	(2,056,485)
Payment of debt issuance costs			(265)	(21,108)
Dividends paid to shareholders			(22,770)	(17,092)
Dividends paid to noncontrolling interests			(20,981)	(20,444)
Payments of contingent consideration			(2,451)	0
Proceeds from exercise of share options			0	8,012
Proceeds received from issuance of common stock in initial public offering, net of issuance costs			0	398,876
Cash flow (used in) provided by financing activities			(88,972)	6,430
Effect of foreign currency exchange rate changes on cash			(19,052)	(11,657)
(Decrease) increase in cash and cash equivalents			(29,085)	73,711
Cash and cash equivalents at beginning of period			250,561	160,503	$ 160,503
Cash and cash equivalents at end of period	$ 221,476	$ 234,214	$ 221,476	$ 234,214	$ 250,561